INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
Schedule of intangible assets

				Customer and		Assets
			Product-	distribution		in course of
		Technology	related	related	Software	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2018		358	1,854	120	403	–	2,735
Exchange adjustment		(4)	(18)	(8)	(6)	–	(36)
Additions		–	1	–	8	6	15
Disposals		–	(1)	–	(4)	–	(5)
Transfers		–	–	–	12	7	19
At 31 December 2018		354	1,836	112	413	13	2,728
Exchange adjustment		(1)	3	–	–	1	3
Acquisitions	21	75	350	90	–	–	515
Additions		–	1	6	12	30	49
Disposals		–	(1)	–	(3)	–	(4)
Transfers		–	–	–	6	(6)	–
At 31 December 2019		428	2,189	208	428	38	3,291
Amortisation and impairment
At 1 January 2018		51	993	93	227	–	1,364
Exchange adjustment		(1)	(14)	(4)	(3)	–	(22)
Charge for the year		24	103	6	43	–	176
Impairment		–	–	–	3	–	3
Disposals		–	(1)	–	(2)	–	(3)
At 31 December 2018		74	1,081	95	268	–	1,518
Exchange adjustment		–	4	(1)	–	–	3
Charge for the year		28	118	15	43	–	204
Impairment		–	–	–	2	–	2
Disposals		–	–	–	(3)	–	(3)
At 31 December 2019		102	1,203	109	310	–	1,724
Net book amounts
At 31 December 2019		326	986	99	118	38	1,567
At 31 December 2018		280	755	17	145	13	1,210

Transfers into software and assets in course of construction includes $nil (2018:  $19m) of software transferred from property, plant and equipment. Group capital expenditure relating to software contracted but not provided for amounted to $5m  (2018: $nil).

Amortisation and impairment of acquisition intangibles is set out below:

	2019	2018
	$ million	$ million
Technology	28	24
Product-related	104	86
Customer and distribution related	11	3
Total	143	113